DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Non-current portion, assets	$ 0	$ 12,757
Derivative financial instruments	(76,318)	(26,302)
Derivative financial instruments	0	3,235
Current portion, liabilities	(51,389)	(29,646)
Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Assets	0	15,992
Liabilities	(127,706)	(55,949)
Cross-currency swaps | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Assets	0	15,992
Liabilities	$ (127,707)	$ (55,948)